Notes to the Consolidated Statements of Financial Position - Summary of Key Assumptions Used to Change for Significant Intangible Assets (Detail) - Intangible Assets With Indefinite Useful Lives [member] - 5-year CAGR (Compound Annual Growth Rate) [member]
	Sep. 30, 2021	Sep. 30, 2020
Fahrrad [member]
Disclosure Of Prospective Changes That Shall Occur In The Value Of Significant Unobservable Inputs For The Recoverable Amount Of Intangible Assets With Indefinite Useful Lives To Be Equal To The Carrying Amount [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(20.6)	(16.1)
Bikester.ch [member]
Disclosure Of Prospective Changes That Shall Occur In The Value Of Significant Unobservable Inputs For The Recoverable Amount Of Intangible Assets With Indefinite Useful Lives To Be Equal To The Carrying Amount [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(19.1)	(15.7)
Internetstores (excl. Fahrrad.de and Bikester.ch) [member]
Disclosure Of Prospective Changes That Shall Occur In The Value Of Significant Unobservable Inputs For The Recoverable Amount Of Intangible Assets With Indefinite Useful Lives To Be Equal To The Carrying Amount [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(30.2)	(13.4)
Tennis [member]
Disclosure Of Prospective Changes That Shall Occur In The Value Of Significant Unobservable Inputs For The Recoverable Amount Of Intangible Assets With Indefinite Useful Lives To Be Equal To The Carrying Amount [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(15.3)	(17.7)
Outfitter Teamsport & Ballside [member]
Disclosure Of Prospective Changes That Shall Occur In The Value Of Significant Unobservable Inputs For The Recoverable Amount Of Intangible Assets With Indefinite Useful Lives To Be Equal To The Carrying Amount [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(27.1)	(28.3)